Accounts receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable, gross	$ 101,771	$ 210,047
Less: allowance for credit losses	(37,215)	(22,786)
Accounts receivable, net	$ 64,556	$ 187,261